Note Employee benefits (Changes in accumulated other comprehensive income (loss) for postretirement plan) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Recognized During Year [Abstract]
Prior service credit	$ 3,800	$ (3,800)	$ 0
Postretirement Health Care Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss	10,947	(6,324)
Recognized During Year [Abstract]
Prior service credit	3,800	3,800	0
Amortization of actuarial losses	(996)	0	(1,892)
Ocurring During Year [Abstract]
Net actuarial losses	1,715	13,471
Total Increase in AOCL	4,519	17,271
Accumulated other comprehensive loss	$ 15,466	$ 10,947	$ (6,324)